S000009911 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI China Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.17%	(3.20%)	5.54%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	27.88%	(5.45%)	4.59%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.85%	(7.71%)	2.14%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.64%	(3.51%)	3.84%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	27.99%	(5.26%)	4.83%